Other current liabilities	12 Months Ended
Dec. 31, 2019
Miscellaneous current liabilities [abstract]
Disclosure of other current liabilities [text block]
19	Other current liabilities

Other current liabilities include the following:

	As of December 31
in 000€	2019	2018	2017
Payroll-related liabilities	10,281	10,111	9,274
Non-income tax payables	2,262	2,175	2,063
Accrued charges	1,080	789	769
Advances received	715	713	870
Other current liabilities	3,348	1,554	520
Total	17,686	15,342	13,496

The other current liabilities as per December 31, 2019 include an amount of K€0 (2018: K€450; 2017: K€257) payable in connection with the CENAT business combination (see also Note 4 and Note 16), and a payable for the amount of K€875 (2018: K€845; 2017: K€0) in connection with the written-put options RapidFit+ (see also Note 13 and Note 16), various accruals for K€1,110 and financial liabilities at fair value in respect of the foreign exchange hedges on GBP and JPY and interest rate swaps for K€478.

The non-income tax payables mainly relate to VAT payables and payroll taxes.